OFFICE LEASE RIGHT OF USE ASSET AND LEASE LIABILITY (Details) - CAD ($)	6 Months Ended
	Jan. 31, 2026	Jan. 31, 2025
Right of use assets, Beginning balance	$ 7,421	$ 17,316
Right of use assets, Amortization	(4,947)	(4,947)
Right of use assets, Ending balance	$ 2,474	$ 12,369